Net Loss Per Share (Details) - Schedule of convertible preferred stock, options to purchase common stock and unvested restricted stock - EQRx, INC. [Member] - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Loss Per Share (Details) - Schedule of convertible preferred stock, options to purchase common stock and unvested restricted stock [Line Items]
Convertible preferred shares			443,331,164
Outstanding stock options	33,923,859	5,724,963	9,229,963
Unvested restricted stock	33,554,956	45,835,164	41,375,794	35,857,500